Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Operating activities from continuing operations
Net earnings (loss)	$ 41.5	$ 1.1	$ 30.5
Loss from discontinued operations	5.1	6.7	6.5
Adjustments to reconcile net earnings from continuing operations to net cash provided by operating activities from continuing operations:
Depreciation and amortization	52.1	54.3	55.9
Unrealized loss (gain) on currency translation of intercompany advances	3.1	(6.7)	(1.6)
Amortization of debt issuance costs and discount	2.9	3.0	3.8
Loss on debt extinguishment	1.2	25.2	0.0
Other non-cash asset impairment	0.0	0.0	1.6
Goodwill impairment	0.0	1.4	0.0
Property and equipment impairment	3.6	0.0	0.0
Inventory write-down	4.7	7.7	0.0
Non-cash stock-based compensation expense	11.5	8.8	5.3
Deferred income taxes	(7.5)	(8.4)	(8.6)
Changes in assets and liabilities:
Accounts receivable	27.7	2.6	13.7
Inventories	(6.0)	(9.9)	(13.9)
Prepaid and other current assets	1.9	(7.7)	(7.0)
Accounts payable	5.7	21.1	13.2
Advanced billings and deposits	(7.2)	2.8	11.7
Other current liabilities	(5.8)	(5.8)	2.1
Other noncurrent assets	0.7	1.6	4.1
Other noncurrent accrued liabilities	0.4	4.4	1.0
Net cash provided by operating activities from continuing operations	135.6	102.2	118.3
Investing activities from continuing operations
Purchases of property and equipment	(31.0)	(38.6)	(52.2)
Proceeds from disposals of property and equipment	9.1	3.8	0.9
Acquisitions, net of cash acquired	0.0	(2.1)	0.0
Net cash used in investing activities from continuing operations	(21.9)	(36.9)	(51.3)
Financing activities from continuing operations
Proceeds from issuance of long-term debt (original maturities longer than 90 days)	0.0	1,016.3	0.0
Payments on long-term debt and capital lease obligations (original maturities longer than 90 days)	(100.0)	(1,025.6)	(0.8)
Net decrease in short-term borrowings (original maturities of 90 days or less)	(1.2)	(0.1)	0.0
Debt extinguishment costs	0.0	(18.0)	0.0
Proceeds from exercise of stock options	6.1	5.3	7.0
Purchase of treasury stock	(3.5)	0.0	0.0
Proceeds from lease financing transaction	0.0	10.9	0.0
Debt issuance costs	(0.8)	(10.7)	0.0
Net cash (used in) provided by financing activities from continuing operations	(99.4)	(21.9)	6.2
Total cash and cash equivalents provided by continuing operations	14.3	43.4	73.2
Cash (used in) provided by discontinued operations
Operating cash flows	(11.3)	8.2	(2.1)
Investing cash flows	(0.3)	(1.2)	(5.1)
Total cash and cash equivalents (used in) provided by discontinued operations	(11.6)	7.0	(7.2)
Effect of exchange rate changes on cash	(6.6)	7.3	(3.3)
(Decrease) increase in cash and cash equivalents	(3.9)	57.7	62.7
Cash and cash equivalents at beginning of year	187.9	130.2	67.5
Cash and cash equivalents at end of year	184.0	187.9	130.2
Supplemental cash flow information:
Interest	43.0	56.2	58.5
Income taxes, net	29.7	26.1	24.5
Significant non-cash transactions:
Accrued expenditures for property and equipment at December 31	$ 3.4	$ 2.5	$ 5.2